Share-based Option Plan - Summary of Changes in RSUs (Detail) - Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of other equity instruments [abstract]
Number of RSU, Beginning balance	809,946	859,940
Number of RSU, Granted	291,609	285,064
Number of RSU, Cancelled	(72,303)	(63,676)
Number of RSU, Paid	(299,659)	(271,382)
Number of RSU, Ending balance	729,593	809,946